Loans at amortized cost, etc. (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans at amortized cost [Abstract]
Retail loans	₩ 159,006,999	₩ 146,789,916
Loans to corporate entities	199,465,807	179,011,251
Public and other loans	3,468,917	3,734,629
Loans between banks	3,849,565	5,492,400
Credit Card Receivable	25,999,576	23,759,422
Loans at amortized cost, Gross, Total	391,790,864	358,787,618
Discount	(30,001)	(21,948)
Deferred loan origination costs and fees	543,361	516,815	₩ 534,530
Loans at amortized cost before Allowance for credit losses, Total	392,304,224	359,282,485
Allowance for credit loss	(3,167,068)	(3,060,966)
Loans at amortized cost, Net, Total	₩ 389,137,156	₩ 356,221,519